STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 27, 2018
Stock Options [Member]
Transactions during fiscal 2018
Transactions during fiscal 2018 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 28, 2017	1,376	$45.46
Granted(1)	1,302	31.55
Exercised	(116)	20.07
Forfeited or canceled	(203)	47.27
Options outstanding at June 27, 2018(1)	2,359	$38.87	6.0	$28,163
Options exercisable at June 27, 2018	662	$43.73	3.7	$5,076

(1)	There were 750,000 performance stock options granted in fiscal 2018, all of which were outstanding at June 27, 2018.

Restricted Share Award [Member]
Transactions during fiscal 2018
Transactions during fiscal 2018 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 28, 2017	814	$46.32
Granted	466	32.05
Vested	(200)	48.31
Forfeited	(78)	39.67
Restricted share awards outstanding at June 27, 2018	1,002	$39.80